Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2020
Related Party Balances and Transactions
Related Party Balances and Transactions

Note 14 – Related Party Balances and Transactions

The balances due to related parties were as follows:

	December 31,	December 31,
	2020	2019

Dr. Henglong Chen and his affiliates *	$881,442	$932,616
Forasen Group and its affiliates, controlled by Mr. Zhengyu Wang, Chairman and previous CEO of the Company until December 6, 2019	1,058,188	864,623
Mr. Wangfeng Yan, the CEO of the Company since December 7, 2019 and his affiliates	79,457	41,364
Total	$2,019,087	$1,838,603

*Dr. Henglong Chen is the original shareholder of Shangchi Automobile (formerly known as Suzhou E-Motors). The Company acquired his 70% equity interest in Shangchi Automobile and issued 2,500,000 restricted shares of Tantech’s common stock to him in connection with the acquisition of Shangchi Automobile. As of December 31, 2020 and 2019, the amount due to Dr. Henglong Chen and his affiliates were $881,442 and $932,616, respectively.

As of December 31, 2020 and 2019, the Company also borrowed $1,058,188 and $864,623 from Forasen Group and its affiliates, controlled by Mr. Zhengyu Wang, Chairman and previous CEO of the Company, for working capital purpose.

Mr. Wangfeng Yan, the CEO of the Company, and his affiliates, also made advances to the Company. The balance due to Mr. Wangfeng Yan and his affiliates was $79,457 and $41,364 as of December 31, 2020 and 2019, respectively.

All balances of due to the related parties were unsecured, interest-free and due upon demand.

The Company’s major shareholder Mr. Zhengyu Wang, his wife Ms. Yefang Zhang and his relative Ms. Aihong Wang, as well as related party entities controlled by Mr. Wang, provided guarantees to the Company’s bank loans (Note 12).

Advance to vendor – related party

During the year ended December 31, 2020, the Company paid $3,089,690 (RMB 20,154,532) to LJC, a company controlled by our CEO, Mr. Wangfeng Yan, to purchase bamboo charcoal materials. As of December 31, 2020, the Company received materials of $1,556,690 (RMB 10,154,532 with tax), the remaining advance of $1,533,000 (RMB 10 million) was returned by the vendor in March 2021.